Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Capital adequacy
On-balance sheet exposures	kr 277,129	kr 249,244
Off-balance sheet exposures	35,418	42,168
Total exposure measure	kr 312,547	kr 291,412
Leverage ratio	5.60%	5.90%